Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	$ 1,026,017	$ 617,268
Increases	1,291,408	1,134,750
Decreases Reversals	874,177	469,681
Decreases Charge off	17,519	109,101
Monetary effects	(374,001)	(147,219)
Amounts at the end of fiscal year	1,056,624	1,026,017
Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	1,029,913
Amounts at the end of fiscal year		1,029,913
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	1,060	16,786
Decreases Reversals		541
Decreases Charge off		13,207
Monetary effects	(342)	(1,978)
Amounts at the end of fiscal year	718	1,060
For administrative, disciplinary and criminal penalties [member] | Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	1,060
Amounts at the end of fiscal year		1,060
Commercial claims [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	490,388	236,198
Increases	282,386	343,769
Decreases Reversals	35,180	32,740
Decreases Charge off	305	7
Monetary effects	(165,895)	(56,832)
Amounts at the end of fiscal year	571,394	490,388
Commercial claims [member] | Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	490,388
Amounts at the end of fiscal year		490,388
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	126,058	53,399
Increases	79,818	173,519
Decreases Reversals	48,421	84,819
Monetary effects	(47,361)	(16,041)
Amounts at the end of fiscal year	110,094	126,058
Legal proceedings provision [member] | Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	126,058
Amounts at the end of fiscal year		126,058
Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	150,243	129,950
Increases	171,434	151,390
Decreases Reversals	147,480	98,887
Decreases Charge off	3,095
Monetary effects	(46,824)	(32,210)
Amounts at the end of fiscal year	124,278	150,243
Pension Funds Reimbursement [member] | Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	150,243
Amounts at the end of fiscal year		150,243
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	258,268	180,935
Increases	748,985	466,072
Decreases Reversals	643,096	252,694
Decreases Charge off	14,119	95,887
Monetary effects	(110,628)	(40,158)
Amounts at the end of fiscal year	239,410	258,268
Miscellaneous other provisions [member] | Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	258,268
Amounts at the end of fiscal year		258,268
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Increases	9,785
Monetary effects	(2,951)
Amounts at the end of fiscal year	10,730
Letter of credit, guarantee and other commitments [member] | Effect of overlay approach reclassification [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	$ 3,896
Amounts at the end of fiscal year		$ 3,896